Annual Report

[GRAPHIC OMITTED]

                                                                   JULY 31, 2002

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES


   FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
   FRANKLIN TEMPLETON MODERATE TARGET FUND
   FRANKLIN TEMPLETON GROWTH TARGET FUND


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FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK] INVESTMENTS

         THANK YOU FOR INVESTING WITH
     FRANKLIN TEMPLETON. WE ENCOURAGE
OUR INVESTORS TO MAINTAIN A LONG-TERM
    PERSPECTIVE AND REMEMBER THAT ALL
  SECURITIES MARKETS MOVE BOTH UP AND
DOWN, AS DO MUTUAL FUND SHARE PRICES.
      WE APPRECIATE YOUR PAST SUPPORT
     AND LOOK FORWARD TO SERVING YOUR
 INVESTMENT NEEDS IN THE YEARS AHEAD.





[PHOTO OMITTED]
T. ANTHONY COFFEY, CFA
Portfolio Manager
FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES





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


SHAREHOLDER LETTER


Dear Shareholder:

This annual report for Franklin Templeton Fund Allocator Series (Conservative Target Fund, Moderate Target Fund and Growth Target Fund) covers the period ended July 31, 2002.


ECONOMIC OVERVIEW
During the 12 months under review, the U.S. economy experienced strong growth after a recession worsened by the aftermath of September 11's tragic events. After contracting by an annualized 1.3% in the third quarter of 2001, the U.S. gross domestic product recovered to post annualized gains of 1.7% and 5.0% in the following two quarters. Much of the rebound could be attributed to a strengthening manufacturing sector. With depleted inventories, companies were forced to rebuild stockpiles in response to growing demand, and the Institute of Supply Management's (ISM) manufacturing index, an indicator of manufacturing activity, rose from a low of 39.5 in October 2001 to 56.2 by June 2002. A reading below 50 on the ISM Index indicates a contracting manufacturing sector; a reading above 50 indicates an expanding one. In the absence of inflationary pressures, the Federal Reserve Board (the Fed) continued to add monetary liquidity by pushing short-term interest rates lower and keeping them low. The Fed lowered the federal funds target rate from 3.75% at the beginning of the reporting period to 1.75% by the end of 2001, and then maintained that low rate through period-end. As a result, the yield curve steepened. For example, the




CONTENTS

Shareholder Letter .........  1

Fund Reports

Franklin Templeton
Conservative Target Fund ...  6

Franklin Templeton
Moderate Target Fund ....... 12

Franklin Templeton
Growth Target Fund ......... 18

Financial Highlights &
Statements of Investments .. 24

Financial Statements ....... 36

Notes to
Financial Statements ....... 40

Independent
Auditors' Report ........... 45

Tax Designation ............ 46

Board Members
and Officers ............... 47



FUND CATEGORY
[GRAPHIC OMITTED]
Global
Growth
Growth & Income
Income
Tax-Free Income

2-year Treasury note yield declined by 156 basis points (1.56%), from 3.79% at the beginning of the period to 2.23% on July 31, 2002, while the 10-year Treasury bond declined by only 56 basis points (0.56%), from 5.07% to 4.51% over the same period.

Despite positive economic developments, ongoing revelations of accounting scandals and corporate malfeasance drove down equity markets to their lowest levels in several years. The Standard & Poor's 500 Composite Index (S&P 500) fell 23.62% and the technology-laden Nasdaq Composite Index dropped 33.69% for the year ended July 31, 2002.(1) Small-capitalization stocks generally outperformed large caps during the period, although investment-style results were mixed as small-cap value stocks did better than small-cap growth and large-cap growth stocks outperformed large-cap value.

Overseas markets also experienced significant declines during the reporting period, and the downturn was widespread. Emerging markets suffered during the first half of the reporting period, while developed markets took the brunt in the second half. For the year ended July 31, 2002, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index fell 0.08%, and the MSCI Europe Australasia Far East (EAFE) Index declined 16.66%.(2)



1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.
2. Source: Standard & Poor's Micropal. The MSCI Emerging Markets Free Index is market capitalization-weighted and measures the total returns of equity securities in emerging markets globally. Only securities available to foreign (non-local) investors are included. The MSCI EAFE Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets in Europe, Australasia and the Far East. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Funds' portfolios.

The bond market generally produced positive returns during the period. Higher-rated securities, including Treasuries and mortgages, performed well; however, high yield corporate bonds underperformed because of market concerns about deteriorating credit quality in a weak economic environment and an expected increase in defaults. The Lehman Brothers U.S. Government/Credit Index posted a return of 6.89% for the 12 months under review.(3)

Within this environment, the three Target Funds trailed their respective hybrid benchmark indexes, which are composed of a weighted combination of the S&P 500 and the MSCI EAFE Index for equities and the Lehman Brothers U.S. Government/Credit Index for bonds. While domestic value fund holdings such as Mutual Shares Fund and Franklin Real Estate Securities Fund performed relatively better versus their equity benchmark, domestic growth fund holdings generally underperformed the benchmark. Meanwhile, foreign equity fund holdings such as Mutual European Fund, although down during the period, outperformed their benchmark. On the fixed income side, although performing better on an absolute basis, led by Franklin Strategic Mortgage Portfolio, bond fund holdings generally underperformed their benchmark.



3. Source: Standard & Poor's Micropal. The Lehman Brothers U.S. Government/Credit Index is composed of securities in the Lehman Brothers U.S. Government and Credit Indexes, including U.S. Treasury, U.S. government and agency securities; and secured notes that meet maturity, liquidity and quality specifications. Total return includes price appreciation/depreciation and income as a percentage of the original investments. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Funds' portfolios.

INVESTMENT STRATEGY

Throughout the reporting period, we maintained consistent exposure to the three broad asset classes in which the funds invest (equity, fixed income, and short-term investments and other net assets) and focused on actively managing the selection of the underlying funds. For your reference, the following asset class allocations are prescribed for each Target Fund:


                                                        SHORT-TERM
                                                       INVESTMENTS &
                           EQUITY    FIXED INCOME    OTHER NET ASSETS
---------------------------------------------------------------------
Conservative Target Fund     40%          40%               20%

Moderate Target Fund         55%          35%               10%

Growth Target Fund           80%          15%                5%



Whenever possible, we will attempt to hold the same Franklin Templeton funds in each Target Fund's portfolio. However, underlying Franklin Templeton fund weightings will differ based on each Target Fund's risk level. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency and relative predictability of the Target Funds' total returns. We also improved our ability to determine and interpret the source of the returns.

Looking forward, we expect our portfolio management discipline will generate consistent and proportionate investment results. At the same time, security prices are always subject to volatility. Since no one can predict exactly how financial markets will perform, and bad years can be mixed with good, we believe it is important for investors to exercise patience and focus on their long-term investment goals, rather than on short-term market movements.

We appreciate your continued participation in Franklin Templeton Target Funds and look forward to helping you achieve your financial goals.

Sincerely,

/S/SIGNATURE
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Fund Allocator Series




--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the underlying Funds. Our strategies and the underlying Funds' portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
A NOTE ABOUT DUPLICATE MAILINGS
YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND




ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
7/31/02

[GRAPHIC OMITTED]

Fixed Income              40.0%
Domestic Equity           27.4%
Foreign Equity            11.6%
Short-Term
Investments &
Other Net Assets          21.0%



--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND SEEKS THE HIGHEST LEVEL OF LONG-TERM TOTAL RETURN ACHIEVABLE AT A LOWER LEVEL OF RISK.
--------------------------------------------------------------------------------


For the 12 months ended July 31, 2002, Franklin Templeton Conservative Target Fund - Class A posted a -5.74% cumulative total return, as shown in the Performance Summary beginning on page 8. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Conservative Target Fund's domestic equity exposure was 70.2% of its total equity weighting, with the balance represented by foreign stocks. The portfolio was diversified across capitalization sizes and investment styles, and on July 31, 2002, we held shares in large-, mid-, and small-capitalization equity funds, representing value and growth styles. Mutual Shares Fund, representing 8.4% of the Fund's total net assets, was our largest equity fund weighting. Franklin Strategic Mortgage Portfolio was our largest fixed income holding, representing 16.3% of total net assets.




The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 27.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we hope to decrease the volatility of its return.




TOP FIVE FUND HOLDINGS
Franklin Templeton
Conservative Target Fund
7/31/02

                         % OF TOTAL
                         NET ASSETS
-----------------------------------
Franklin Strategic
Mortgage Portfolio            16.3%

Franklin Strategic
Income Fund                   12.8%

Franklin Total Return Fund    10.9%

Mutual Shares Fund             8.4%

Franklin Small Cap
Growth Fund II                 8.4%

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------




PERFORMANCE SUMMARY AS OF 7/31/02
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                            CHANGE      7/31/02   7/31/01
----------------------------------------------------------------
Net Asset Value (NAV)              -$1.06      $10.24    $11.30
DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                    $0.3374
Long-Term Capital Gain             $0.0897
                                   -------
      Total                        $0.4271

CLASS C                            CHANGE      7/31/02   7/31/01
----------------------------------------------------------------
Net Asset Value (NAV)              -$1.06      $10.14    $11.20
DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                    $0.2592
Long-Term Capital Gain             $0.0897
                                   -------
      Total                        $0.3489

CLASS R                            CHANGE      7/31/02   1/1/02
----------------------------------------------------------------
Net Asset Value (NAV)              -$0.66      $10.23    $10.89
DISTRIBUTIONS (1/1/02-7/31/02)
Dividend Income                    $0.0786


Franklin Templeton Conservative Target Fund paid distributions derived from long-term capital gains of 8.97 cents ($0.0897) per share in December 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).




              Past performance does not guarantee future results.
8

PERFORMANCE

                                                               INCEPTION
CLASS A                                 1-YEAR     5-YEAR     (12/31/96)
------------------------------------------------------------------------
Cumulative Total Return(1)               -5.74%    +22.52%     +33.81%
Average Annual Total Return(2)          -11.17%     +2.93%      +4.24%
Value of $10,000 Investment(3)          $8,883     $11,551     $12,611
Avg. Ann. Total Return (6/30/02)(4)      -7.82%     +4.31%      +5.10%

                                                               INCEPTION
CLASS C                                 1-YEAR     5-YEAR     (12/31/96)
------------------------------------------------------------------------
Cumulative Total Return(1)              -6.48%     +17.95%     +27.95%
Average Annual Total Return(2)          -8.29%      +3.15%      +4.33%
Value of $10,000 Investment(3)          $9,171     $11,677     $12,669
Avg. Ann. Total Return (6/30/02)(4)     -4.82%      +4.53%      +5.19%

                                                               INCEPTION
CLASS R                                                         (1/1/02)
------------------------------------------------------------------------
Cumulative Total Return(1)                                      -5.38%
Aggregate Total Return(5)                                       -6.32%
Value of $10,000 Investment(3)                                  $9,368
Aggregate Total Return (6/30/02)(4, 5)                          -2.29%



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.



--------------------------------------------------------------------------------
1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Aggregate total return represents the change in value of an investment since inception and includes the maximum sales charge. Since Class R shares have existed for less than one year, average annual total returns are not provided.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                     7/31/02
-----------------------------------
1-Year                      -11.17%

5-Year                       +2.93%

Since Inception (12/31/96)   +4.24%




AVERAGE ANNUAL TOTAL RETURN

CLASS C                     7/31/02
-----------------------------------
1-Year                       -8.29%

5-Year                       +3.15%

Since Inception (12/31/96)   +4.33%




TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEXES INCLUDE REINVESTED DISTRIBUTIONS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.



CLASS A (12/31/96-7/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

              FT
         Conservative                          LB U.S.       U.S.
           Target        S&P      MSCI      Gov't./Credit  Treasury
Date        Fund        500(6)   EAFE(6)       Index(6)    Bills(6)
12/31/96   $ 9,425     $10,000   $10,000       $10,000     $10,000
1/31/97      9,576      10,624     9,650        10,012      10,045
2/28/97      9,585      10,708     9,808        10,033      10,083
3/31/97      9,474      10,269     9,844         9,914      10,126
4/30/97      9,502      10,881     9,896        10,058      10,171
5/31/97      9,814      11,542    10,540        10,152      10,222
6/30/97     10,028      12,060    11,121        10,274      10,260
7/31/97     10,293      13,018    11,301        10,588      10,304
8/31/97     10,189      12,289    10,457        10,470      10,350
9/30/97     10,570      12,962    11,042        10,634      10,398
10/31/97    10,351      12,529    10,193        10,804      10,437
11/30/97    10,408      13,109    10,089        10,861      10,483
12/31/97    10,513      13,334    10,177        10,975      10,528
1/31/98     10,503      13,481    10,642        11,130      10,581
2/28/98     10,797      14,453    11,325        11,108      10,622
3/31/98     11,036      15,193    11,674        11,142      10,674
4/30/98     11,095      15,346    11,766        11,198      10,723
5/31/98     10,987      15,082    11,709        11,318      10,770
6/30/98     10,988      15,695    11,798        11,433      10,814
7/31/98     10,850      15,528    11,917        11,442      10,861
8/31/98     10,219      13,286    10,440        11,666      10,912
9/30/98     10,397      14,138    10,120        11,999      10,969
10/31/98    10,526      15,287    11,174        11,914      11,012
11/30/98    10,715      16,213    11,746        11,985      11,047
12/31/98    10,826      17,147    12,209        12,015      11,092
1/31/99     10,898      17,864    12,173        12,101      11,136
2/28/99     10,754      17,308    11,883        11,813      11,171
3/31/99     10,916      18,001    12,378        11,872      11,219
4/30/99     11,185      18,697    12,880        11,901      11,261
5/31/99     11,092      18,256    12,216        11,779      11,304
6/30/99     11,273      19,269    12,693        11,742      11,345
7/31/99     11,200      18,668    13,070        11,709      11,393
8/31/99     11,211      18,575    13,118        11,700      11,436
9/30/99     11,196      18,066    13,251        11,805      11,487
10/31/99    11,501      19,209    13,748        11,836      11,531
11/30/99    12,123      19,599    14,225        11,829      11,578
12/31/99    13,021      20,754    15,502        11,757      11,631
1/31/00     12,881      19,712    14,518        11,753      11,676
2/29/00     13,950      19,339    14,908        11,900      11,729
3/31/00     13,756      21,231    15,486        12,073      11,787
4/30/00     13,245      20,592    14,672        12,014      11,848
5/31/00     12,962      20,170    14,314        12,003      11,912
6/30/00     13,335      20,668    14,874        12,248      11,963
7/31/00     13,302      20,345    14,250        12,378      12,018
8/31/00     13,818      21,609    14,374        12,552      12,080
9/30/00     13,675      20,468    13,674        12,600      12,147
10/31/00    13,487      20,382    13,352        12,679      12,209
11/30/00    12,999      18,776    12,851        12,896      12,276
12/31/00    13,418      18,868    13,307        13,150      12,347
1/31/01     13,781      19,538    13,300        13,371      12,427
2/28/01     13,348      17,758    12,303        13,509      12,478
3/31/01     13,004      16,634    11,482        13,571      12,541
4/30/01     13,416      17,924    12,280        13,469      12,592
5/31/01     13,498      18,045    11,847        13,547      12,641
6/30/01     13,439      17,606    11,362        13,612      12,679
7/31/01     13,380      17,434    11,156        13,951      12,721
8/31/01     13,214      16,344    10,873        14,130      12,763
9/30/01     12,493      15,025     9,772        14,260      12,819
10/31/01    12,839      15,312    10,022        14,622      12,852
11/30/01    13,150      16,486    10,392        14,382      12,879
12/31/01    13,295      16,631    10,453        14,268      12,900
1/31/02     13,283      16,389     9,898        14,373      12,918
2/28/02     13,271      16,072     9,967        14,495      12,935
3/31/02     13,544      16,677    10,507        14,200      12,954
4/30/02     13,581      15,666    10,576        14,476      12,974
5/31/02     13,532      15,552    10,710        14,609      12,994
6/30/02     13,141      14,444    10,284        14,733      13,014
7/31/02     12,611      13,319     9,269        14,910      13,032



CLASS C (12/31/96-7/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

              FT
         Conservative                          LB U.S.       U.S.
           Target        S&P      MSCI      Gov't./Credit  Treasury
Date        Fund        500(6)   EAFE(6)       Index(6)    Bills(6)
12/31/96   $ 9,901     $10,000   $10,000      $10,000      $10,000
 1/31/97    10,059      10,624     9,650       10,012       10,045
 2/28/97    10,050      10,708     9,808       10,033       10,083
 3/31/97     9,899      10,269     9,844        9,914       10,126
 4/30/97     9,929      10,881     9,896       10,058       10,171
 5/31/97    10,257      11,542    10,540       10,152       10,222
 6/30/97    10,472      12,060    11,121       10,274       10,260
 7/31/97    10,740      13,018    11,301       10,588       10,304
 8/31/97    10,611      12,289    10,457       10,470       10,350
 9/30/97    11,001      12,962    11,042       10,634       10,398
10/31/97    10,771      12,529    10,193       10,804       10,437
11/30/97    10,831      13,109    10,089       10,861       10,483
12/31/97    10,932      13,334    10,177       10,975       10,528
 1/31/98    10,912      13,481    10,642       11,130       10,581
 2/28/98    11,209      14,453    11,325       11,108       10,622
 3/31/98    11,455      15,193    11,674       11,142       10,674
 4/30/98    11,506      15,346    11,766       11,198       10,723
 5/31/98    11,393      15,082    11,709       11,318       10,770
 6/30/98    11,385      15,695    11,798       11,433       10,814
 7/31/98    11,231      15,528    11,917       11,442       10,861
 8/31/98    10,572      13,286    10,440       11,666       10,912
 9/30/98    10,750      14,138    10,120       11,999       10,969
10/31/98    10,874      15,287    11,174       11,914       11,012
11/30/98    11,061      16,213    11,746       11,985       11,047
12/31/98    11,171      17,147    12,209       12,015       11,092
 1/31/99    11,235      17,864    12,173       12,101       11,136
 2/28/99    11,085      17,308    11,883       11,813       11,171
 3/31/99    11,250      18,001    12,378       11,872       11,219
 4/30/99    11,508      18,697    12,880       11,901       11,261
 5/31/99    11,411      18,256    12,216       11,779       11,304
 6/30/99    11,586      19,269    12,693       11,742       11,345
 7/31/99    11,510      18,668    13,070       11,709       11,393
 8/31/99    11,510      18,575    13,118       11,700       11,436
 9/30/99    11,493      18,066    13,251       11,805       11,487
10/31/99    11,798      19,209    13,748       11,836       11,531
11/30/99    12,418      19,599    14,225       11,829       11,578
12/31/99    13,338      20,754    15,502       11,757       11,631
 1/31/00    13,182      19,712    14,518       11,753       11,676
 2/29/00    14,274      19,339    14,908       11,900       11,729
 3/31/00    14,060      21,231    15,486       12,073       11,787
 4/30/00    13,534      20,592    14,672       12,014       11,848
 5/31/00    13,243      20,170    14,314       12,003       11,912
 6/30/00    13,602      20,668    14,874       12,248       11,963
 7/31/00    13,568      20,345    14,250       12,378       12,018
 8/31/00    14,076      21,609    14,374       12,552       12,080
 9/30/00    13,927      20,468    13,674       12,600       12,147
10/31/00    13,733      20,382    13,352       12,679       12,209
11/30/00    13,221      18,776    12,851       12,896       12,276
12/31/00    13,640      18,868    13,307       13,150       12,347
 1/31/01    14,000      19,538    13,300       13,371       12,427
 2/28/01    13,557      17,758    12,303       13,509       12,478
 3/31/01    13,198      16,634    11,482       13,571       12,541
 4/30/01    13,607      17,924    12,280       13,469       12,592
 5/31/01    13,679      18,045    11,847       13,547       12,641
 6/30/01    13,607      17,606    11,362       13,612       12,679
 7/31/01    13,546      17,434    11,156       13,951       12,721
 8/31/01    13,365      16,344    10,873       14,130       12,763
 9/30/01    12,629      15,025     9,772       14,260       12,819
10/31/01    12,970      15,312    10,022       14,622       12,852
11/30/01    13,275      16,486    10,392       14,382       12,879
12/31/01    13,425      16,631    10,453       14,268       12,900
 1/31/02    13,388      16,389     9,898       14,373       12,918
 2/28/02    13,363      16,072     9,967       14,495       12,935
 3/31/02    13,639      16,677    10,507       14,200       12,954
 4/30/02    13,664      15,666    10,576       14,476       12,974
 5/31/02    13,601      15,552    10,710       14,609       12,994
 6/30/02    13,206      14,444    10,284       14,733       13,014
 7/31/02    12,669      13,319     9,269       14,910       13,032



              Past performance does not guarantee future results.
10

CLASS R (1/1/02-7/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

              FT
         Conservative                          LB U.S.       U.S.
           Target        S&P      MSCI      Gov't./Credit  Treasury
Date        Fund        500(6)   EAFE(6)       Index(6)    Bills(6)
1/1/02     $10,000     $10,000   $10,000       $10,000     $10,000
1/31/02      9,991       9,854     9,469        10,073      10,014
2/28/02      9,981       9,664     9,535        10,159      10,027
3/31/02     10,187      10,027    10,051         9,952      10,042
4/30/02     10,205       9,420    10,117        10,145      10,057
5/31/02     10,168       9,351    10,246        10,239      10,073
6/30/02      9,878       8,685     9,838        10,326      10,088
7/31/02      9,368       8,008     8,867        10,450      10,102




AGGREGATE TOTAL RETURN(5)

CLASS R                   7/31/02
---------------------------------

Since Inception (1/1/02)   -6.32%




6. Source: Standard & Poor's Micropal. See page 2 for a description of the S&P 500 and the MSCI EAFE Index. See page 3 for a description of the Lehman Brothers U.S. Government/Credit Index. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.



Past performance does not guarantee future results.

FRANKLIN TEMPLETON
MODERATE TARGET FUND





ASSET ALLOCATION
Franklin Templeton Moderate Target Fund
Based on Total Net Assets
7/31/02

[GRAPHIC OMITTED]

Domestic Equity        39.2%
Fixed Income           35.7%
Foreign Equity         15.7%
Short-Term
Investments &
Other Net Assets        9.4%





--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN TEMPLETON MODERATE TARGET FUND SEEKS THE HIGHEST LEVEL OF LONG-TERM TOTAL RETURN ACHIEVABLE AT AN INTERMEDIATE LEVEL OF RISK.
--------------------------------------------------------------------------------


For the 12 months ended July 31, 2002, Franklin Templeton Moderate Target Fund - Class A posted a -9.69% cumulative total return, as shown in the Performance Summary beginning on page 14. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Moderate Target Fund's domestic equity exposure was 71.4% of its total equity weighting, with the balance represented by foreign stocks. The portfolio was diversified across capitalization sizes and investment styles, and on July 31, 2002, we held shares in large-, mid-, and small-capitalization equity funds, representing value and growth styles. Franklin Small Cap Growth Fund II, representing 12.4% of the Fund's total net assets, was our largest equity fund weighting. Franklin Strategic Mortgage Portfolio was our largest fixed income holding, representing 14.6% of total net assets.





The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 31.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we hope to decrease the volatility of its return.




TOP FIVE FUND HOLDINGS
Franklin Templeton
Moderate Target Fund
7/31/02

                      % OF TOTAL
                      NET ASSETS
--------------------------------
Franklin Strategic
Mortgage Portfolio         14.6%

Franklin Small Cap
Growth Fund II             12.4%

Franklin Strategic
Income Fund                11.4%

Franklin Capital
Growth Fund                10.6%

Franklin Total Return Fund  9.7%

FRANKLIN TEMPLETON
MODERATE TARGET FUND



--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------





PERFORMANCE SUMMARY AS OF 7/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.






PRICE AND DISTRIBUTION INFORMATION

CLASS A                            CHANGE         7/31/02   7/31/01
-------------------------------------------------------------------
Net Asset Value (NAV)              -$1.49          $9.82    $11.31
DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                    $0.2863
Long-Term Capital Gain             $0.1356
------------------------------     -------        -----------------
      Total                        $0.4219

CLASS C                            CHANGE         7/31/02   7/31/01
-------------------------------------------------------------------
Net Asset Value (NAV)              -$1.47          $9.69    $11.16
DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                    $0.2074
Long-Term Capital Gain             $0.1356
------------------------------     -------        -----------------
      Total                        $0.3430

CLASS R                            CHANGE         7/31/02   1/1/02
-------------------------------------------------------------------
Net Asset Value (NAV)              -$0.97          $9.82    $10.79
DISTRIBUTIONS (1/1/02-7/31/02)
Dividend Income                    $0.0717


Franklin Templeton Moderate Target Fund paid distributions derived from long-term capital gains of 13.56 cents ($0.1356) per share in December 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).



              Past performance does not guarantee future results.
14

PERFORMANCE




                                                              INCEPTION
CLASS A                                 1-YEAR     5-YEAR    (12/31/96)
-----------------------------------------------------------------------
Cumulative Total Return(1)              -9.69%    +11.98%       +26.59%
Average Annual Total Return(2)         -14.88%     +1.08%        +3.22%
Value of $10,000 Investment(3)          $8,512    $10,551       $11,932
Avg. Ann. Total Return (6/30/02)(4)    -10.88%     +3.00%        +4.37%

                                                              INCEPTION
CLASS C                                 1-YEAR     5-YEAR    (12/31/96)
-----------------------------------------------------------------------
Cumulative Total Return(1)             -10.31%     +7.92%       +20.71%
Average Annual Total Return(2)         -12.05%     +1.34%        +3.25%
Value of $10,000 Investment(3)          $8,795    $10,687       $11,951
Avg. Ann. Total Return (6/30/02)(4)     -7.93%     +3.21%        +4.39%

                                                              INCEPTION
CLASS R                                                       (1/1/02)
-----------------------------------------------------------------------
Cumulative Total Return(1)                                       -8.38%
Aggregate Total Return(5)                                        -9.29%
Value of $10,000 Investment(3)                                   $9,071
Aggregate Total Return (6/30/02)(4, 5)                           -3.93%




For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.




--------------------------------------------------------------------------------
1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Aggregate total return represents the change in value of an investment since inception and includes the maximum sales charge. Since Class R shares have existed for less than one year, average annual total returns are not provided.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                    7/31/02
----------------------------------
1-Year                     -14.88%

5-Year                      +1.08%

Since Inception (12/31/96)  +3.22%



AVERAGE ANNUAL TOTAL RETURN

CLASS C                    7/31/02
----------------------------------
1-Year                     -12.05%

5-Year                      +1.34%

Since Inception (12/31/96)  +3.25%





PERFORMANCE SUMMARY (CONT.)

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEXES INCLUDE REINVESTED DISTRIBUTIONS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.



CLASS A (12/31/96-7/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

              FT
            Moderate                        LB U.S.        U.S.
            Target     S&P      MSCI     Gov't./Credit    Treasury
Date         Fund     500(6)   EAFE(6)      Index(6)      Bills(6)
12/31/96    $ 9,425  $10,000   $10,000      $10,000       $10,000
1/31/97       9,670   10,624     9,650       10,012        10,045
2/28/97       9,670   10,708     9,808       10,033        10,083
3/31/97       9,589   10,269     9,844        9,914        10,126
4/30/97       9,674   10,881     9,896       10,058        10,171
5/31/97      10,061   11,542    10,540       10,152        10,222
6/30/97      10,286   12,060    11,121       10,274        10,260
7/31/97      10,655   13,018    11,301       10,588        10,304
8/31/97      10,494   12,289    10,457       10,470        10,350
9/30/97      10,966   12,962    11,042       10,634        10,398
10/31/97     10,632   12,529    10,193       10,804        10,437
11/30/97     10,660   13,109    10,089       10,861        10,483
12/31/97     10,771   13,334    10,177       10,975        10,528
1/31/98      10,720   13,481    10,642       11,130        10,581
2/28/98      11,119   14,453    11,325       11,108        10,622
3/31/98      11,451   15,193    11,674       11,142        10,674
4/30/98      11,513   15,346    11,766       11,198        10,723
5/31/98      11,318   15,082    11,709       11,318        10,770
6/30/98      11,318   15,695    11,798       11,433        10,814
7/31/98      11,051   15,528    11,917       11,442        10,861
8/31/98       9,943   13,286    10,440       11,666        10,912
9/30/98      10,164   14,138    10,120       11,999        10,969
10/31/98     10,381   15,287    11,174       11,914        11,012
11/30/98     10,619   16,213    11,746       11,985        11,047
12/31/98     10,788   17,147    12,209       12,015        11,092
1/31/99      10,884   17,864    12,173       12,101        11,136
2/28/99      10,670   17,308    11,883       11,813        11,171
3/31/99      10,909   18,001    12,378       11,872        11,219
4/30/99      11,241   18,697    12,880       11,901        11,261
5/31/99      11,134   18,256    12,216       11,779        11,304
6/30/99      11,351   19,269    12,693       11,742        11,345
7/31/99      11,243   18,668    13,070       11,709        11,393
8/31/99      11,265   18,575    13,118       11,700        11,436
9/30/99      11,244   18,066    13,251       11,805        11,487
10/31/99     11,667   19,209    13,748       11,836        11,531
11/30/99     12,481   19,599    14,225       11,829        11,578
12/31/99     13,727   20,754    15,502       11,757        11,631
1/31/00      13,561   19,712    14,518       11,753        11,676
2/29/00      15,067   19,339    14,908       11,900        11,729
3/31/00      14,767   21,231    15,486       12,073        11,787
4/30/00      14,055   20,592    14,672       12,014        11,848
5/31/00      13,665   20,170    14,314       12,003        11,912
6/30/00      14,514   20,668    14,874       12,248        11,963
7/31/00      14,369   20,345    14,250       12,378        12,018
8/31/00      15,163   21,609    14,374       12,552        12,080
9/30/00      14,828   20,468    13,674       12,600        12,147
10/31/00     14,286   20,382    13,352       12,679        12,209
11/30/00     13,124   18,776    12,851       12,896        12,276
12/31/00     13,577   18,868    13,307       13,150        12,347
1/31/01      14,063   19,538    13,300       13,371        12,427
2/28/01      13,311   17,758    12,303       13,509        12,478
3/31/01      12,795   16,634    11,482       13,571        12,541
4/30/01      13,434   17,924    12,280       13,469        12,592
5/31/01      13,504   18,045    11,847       13,547        12,641
6/30/01      13,375   17,606    11,362       13,612        12,679
7/31/01      13,212   17,434    11,156       13,951        12,721
8/31/01      12,908   16,344    10,873       14,130        12,763
9/30/01      11,956   15,025     9,772       14,260        12,819
10/31/01     12,380   15,312    10,022       14,622        12,852
11/30/01     12,803   16,486    10,392       14,382        12,879
12/31/01     13,009   16,631    10,453       14,268        12,900
1/31/02      12,961   16,389     9,898       14,373        12,918
2/28/02      12,876   16,072     9,967       14,495        12,935
3/31/02      13,260   16,677    10,507       14,200        12,954
4/30/02      13,224   15,666    10,576       14,476        12,974
5/31/02      13,139   15,552    10,710       14,609        12,994
6/30/02      12,649   14,444    10,284       14,733        13,014
7/31/02      11,932   13,319     9,269       14,910        13,032


CLASS C (12/31/96-7/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

              FT
            Moderate                        LB U.S.        U.S.
            Target     S&P      MSCI     Gov't./Credit    Treasury
Date         Fund     500(6)   EAFE(6)      Index(6)      Bills(6)
12/31/96    $ 9,901  $10,000   $10,000      $10,000       $10,000
1/31/97      10,158   10,624     9,650       10,012        10,045
2/28/97      10,149   10,708     9,808       10,033        10,083
3/31/97      10,001   10,269     9,844        9,914        10,126
4/30/97      10,080   10,881     9,896       10,058        10,171
5/31/97      10,477   11,542    10,540       10,152        10,222
6/30/97      10,707   12,060    11,121       10,274        10,260
7/31/97      11,074   13,018    11,301       10,588        10,304
8/31/97      10,905   12,289    10,457       10,470        10,350
9/30/97      11,378   12,962    11,042       10,634        10,398
10/31/97     11,028   12,529    10,193       10,804        10,437
11/30/97     11,058   13,109    10,089       10,861        10,483
12/31/97     11,177   13,334    10,177       10,975        10,528
1/31/98      11,102   13,481    10,642       11,130        10,581
2/28/98      11,519   14,453    11,325       11,108        10,622
3/31/98      11,851   15,193    11,674       11,142        10,674
4/30/98      11,894   15,346    11,766       11,198        10,723
5/31/98      11,701   15,082    11,709       11,318        10,770
6/30/98      11,683   15,695    11,798       11,433        10,814
7/31/98      11,404   15,528    11,917       11,442        10,861
8/31/98      10,248   13,286    10,440       11,666        10,912
9/30/98      10,475   14,138    10,120       11,999        10,969
10/31/98     10,690   15,287    11,174       11,914        11,012
11/30/98     10,916   16,213    11,746       11,985        11,047
12/31/98     11,091   17,147    12,209       12,015        11,092
1/31/99      11,180   17,864    12,173       12,101        11,136
2/28/99      10,958   17,308    11,883       11,813        11,171
3/31/99      11,191   18,001    12,378       11,872        11,219
4/30/99      11,525   18,697    12,880       11,901        11,261
5/31/99      11,403   18,256    12,216       11,779        11,304
6/30/99      11,617   19,269    12,693       11,742        11,345
7/31/99      11,505   18,668    13,070       11,709        11,393
8/31/99      11,516   18,575    13,118       11,700        11,436
9/30/99      11,494   18,066    13,251       11,805        11,487
10/31/99     11,920   19,209    13,748       11,836        11,531
11/30/99     12,740   19,599    14,225       11,829        11,578
12/31/99     14,008   20,754    15,502       11,757        11,631
1/31/00      13,825   19,712    14,518       11,753        11,676
2/29/00      15,346   19,339    14,908       11,900        11,729
3/31/00      15,042   21,231    15,486       12,073        11,787
4/30/00      14,307   20,592    14,672       12,014        11,848
5/31/00      13,894   20,170    14,314       12,003        11,912
6/30/00      14,765   20,668    14,874       12,248        11,963
7/31/00      14,592   20,345    14,250       12,378        12,018
8/31/00      15,399   21,609    14,374       12,552        12,080
9/30/00      15,049   20,468    13,674       12,600        12,147
10/31/00     14,481   20,382    13,352       12,679        12,209
11/30/00     13,298   18,776    12,851       12,896        12,276
12/31/00     13,751   18,868    13,307       13,150        12,347
1/31/01      14,238   19,538    13,300       13,371        12,427
2/28/01      13,466   17,758    12,303       13,509        12,478
3/31/01      12,934   16,634    11,482       13,571        12,541
4/30/01      13,577   17,924    12,280       13,469        12,592
5/31/01      13,636   18,045    11,847       13,547        12,641
6/30/01      13,492   17,606    11,362       13,612        12,679
7/31/01      13,325   17,434    11,156       13,951        12,721
8/31/01      13,015   16,344    10,873       14,130        12,763
9/30/01      12,042   15,025     9,772       14,260        12,819
10/31/01     12,462   15,312    10,022       14,622        12,852
11/30/01     12,870   16,486    10,392       14,382        12,879
12/31/01     13,072   16,631    10,453       14,268        12,900
1/31/02      13,010   16,389     9,898       14,373        12,918
2/28/02      12,924   16,072     9,967       14,495        12,935
3/31/02      13,313   16,677    10,507       14,200        12,954
4/30/02      13,264   15,666    10,576       14,476        12,974
5/31/02      13,165   15,552    10,710       14,609        12,994
6/30/02      12,666   14,444    10,284       14,733        13,014
7/31/02      11,951   13,319     9,269       14,910        13,032


              Past performance does not guarantee future results.
16

CLASS R (1/1/02-7/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

              FT
            Moderate                        LB U.S.        U.S.
            Target     S&P      MSCI     Gov't./Credit    Treasury
Date         Fund     500(6)   EAFE(6)      Index(6)      Bills(6)
1/1/02      $10,000  $10,000   $10,000      $10,000       $10,000
1/31/02       9,963    9,854     9,469       10,073        10,014
2/28/02       9,898    9,664     9,535       10,159        10,027
3/31/02      10,191   10,027    10,051        9,952        10,042
4/30/02      10,163    9,420    10,117       10,145        10,057
5/31/02      10,098    9,351    10,246       10,239        10,073
6/30/02       9,712    8,685     9,838       10,326        10,088
7/31/02       9,071    8,008     8,867       10,450        10,102





AGGREGATE TOTAL RETURN5

CLASS R                  7/31/02
--------------------------------
Since Inception (1/1/02)  -9.29%






6. Source: Standard & Poor's Micropal. See page 2 for a description of the S&P 500 and the MSCI EAFE Index. See page 3 for a description of the Lehman Brothers U.S. Government/Credit Index. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.

Past performance does not guarantee future results.

FRANKLIN TEMPLETON
GROWTH TARGET FUND





ASSET ALLOCATION
Franklin Templeton Growth Target Fund
Based on Total Net Assets
7/31/02

[GRAPHIC OMITTED]

Domestic Equity       57.0%
Foreign Equity        22.7%
Fixed Income          15.7%
Short-Term
Investments &
Other Net Assets       4.6%




--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN TEMPLETON GROWTH TARGET FUND SEEKS THE HIGHEST LEVEL OF LONG-TERM TOTAL RETURN ACHIEVABLE AT A HIGHER LEVEL OF RISK.
--------------------------------------------------------------------------------


For the 12 months ended July 31, 2002, Franklin Templeton Growth Target Fund - Class A shares posted a -16.44% cumulative total return, as shown in the Performance Summary beginning on page 20. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Growth Target Fund's domestic equity exposure was 71.5% of its total equity weighting, with the balance represented by foreign stocks. The portfolio was diversified across capitalization sizes and investment styles, and on July 31, 2002, we held shares in large-, mid-, and small-capitalization equity funds, representing value and growth styles. Franklin Capital Growth Fund, representing 21.2% of the Fund's total net assets, was our largest equity fund weighting. Franklin Strategic Mortgage Portfolio was our largest fixed income holding, representing 6.4% of total net assets.




The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 35.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we hope to decrease the volatility of its return.




TOP FIVE FUND HOLDINGS
Franklin Templeton
Growth Target Fund
7/31/02

                   % OF TOTAL
                   NET ASSETS
-----------------------------
Franklin Capital
Growth Fund             21.2%

Franklin Small Cap
Growth Fund II          18.0%

Mutual European Fund    12.0%

Templeton Foreign Fund   7.5%

Franklin Strategic
Mortgage Portfolio       6.4%

FRANKLIN TEMPLETON
GROWTH TARGET FUND




--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------




PERFORMANCE SUMMARY AS OF 7/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




PRICE AND DISTRIBUTION INFORMATION

CLASS A                           CHANGE    7/31/02   7/31/01
-------------------------------------------------------------
Net Asset Value (NAV)             -$2.17     $9.47    $11.64
DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                   $0.1277
Long-Term Capital Gain            $0.1618
------------------------------    -------    ----------------
      Total                       $0.2895

CLASS C                           CHANGE    7/31/02   7/31/01
-------------------------------------------------------------
Net Asset Value (NAV)             -$2.18     $9.40    $11.58
DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                   $0.0794
Long-Term Capital Gain            $0.1618
------------------------------    -------    ----------------
      Total                       $0.2412

CLASS R                           CHANGE    7/31/02   1/1/02
-------------------------------------------------------------
Net Asset Value (NAV)             -$1.48     $9.47    $10.95



Franklin Templeton Growth Target Fund paid distributions derived from long-term capital gains of 16.18 cents ($0.1618) per share in December 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).

              Past performance does not guarantee future results.
20

PERFORMANCE

                                                       INCEPTION
CLASS A                               1-YEAR   5-YEAR (12/31/96)
----------------------------------------------------------------
Cumulative Total Return(1)            -16.44%  +2.55%    +16.19%
Average Annual Total Return(2)        -21.25%   -0.68%    +1.64%
Value of $10,000 Investment(3)        $7,875   $9,666    $10,951
Avg. Ann. Total Return (6/30/02)(4)   -16.28%  +1.75%     +3.27%

                                                       INCEPTION
CLASS C                               1-YEAR   5-YEAR (12/31/96)
----------------------------------------------------------------
Cumulative Total Return(1)            -17.00%  -1.11%    +11.74%
Average Annual Total Return(2)        -18.66%   -0.42%    +1.83%
Value of $10,000 Investment(3)        $8,134   $9,793    $11,063
Avg. Ann. Total Return (6/30/02)(4)   -13.52%  +2.03%     +3.47%

                                                       INCEPTION
CLASS R                                                (1/1/02)
----------------------------------------------------------------
Cumulative Total Return(1)                               -13.52%
Aggregate Total Return(5)                                -14.38%
Value of $10,000 Investment(3)                            $8,562
Aggregate Total Return (6/30/02)(4, 5)                    -6.70%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.




--------------------------------------------------------------------------------
1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Aggregate total return represents the change in value of an investment since inception and includes the maximum sales charge. Since Class R shares have existed for less than one year, average annual total returns are not provided.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                    7/31/02
----------------------------------
1-Year                     -21.25%

5-Year                      -0.68%

Since Inception (12/31/96)  +1.64%




AVERAGE ANNUAL TOTAL RETURN

CLASS C                    7/31/02
----------------------------------
1-Year                     -18.66%

5-Year                      -0.42%

Since Inception (12/31/96)  +1.83%





TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEXES INCLUDE REINVESTED DISTRIBUTIONS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.



CLASS A (12/31/96-7/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

               FT
             Growth                              LB U.S.       U.S.
             Target     S&P         MSCI      Gov't./Credit  Treasury
Date          Fund     500(6)      EAFE(6)      Index(6)      Bills(6)
12/31/96    $ 9,425   $10,000      $10,000        $10,000    $10,000
1/31/97       9,774    10,624        9,650         10,012     10,045
2/28/97       9,708    10,708        9,808         10,033     10,083
3/31/97       9,510    10,269        9,844          9,914     10,126
4/30/97       9,585    10,881        9,896         10,058     10,171
5/31/97      10,047    11,542       10,540         10,152     10,222
6/30/97      10,311    12,060       11,121         10,274     10,260
7/31/97      10,679    13,018       11,301         10,588     10,304
8/31/97      10,490    12,289       10,457         10,470     10,350
9/30/97      11,037    12,962       11,042         10,634     10,398
10/31/97     10,564    12,529       10,193         10,804     10,437
11/30/97     10,573    13,109       10,089         10,861     10,483
12/31/97     10,655    13,334       10,177         10,975     10,528
1/31/98      10,616    13,481       10,642         11,130     10,581
2/28/98      11,107    14,453       11,325         11,108     10,622
3/31/98      11,490    15,193       11,674         11,142     10,674
4/30/98      11,559    15,346       11,766         11,198     10,723
5/31/98      11,294    15,082       11,709         11,318     10,770
6/30/98      11,264    15,695       11,798         11,433     10,814
7/31/98      10,960    15,528       11,917         11,442     10,861
8/31/98       9,614    13,286       10,440         11,666     10,912
9/30/98       9,848    14,138       10,120         11,999     10,969
10/31/98     10,134    15,287       11,174         11,914     11,012
11/30/98     10,420    16,213       11,746         11,985     11,047
12/31/98     10,643    17,147       12,209         12,015     11,092
1/31/99      10,809    17,864       12,173         12,101     11,136
2/28/99      10,581    17,308       11,883         11,813     11,171
3/31/99      10,892    18,001       12,378         11,872     11,219
4/30/99      11,326    18,697       12,880         11,901     11,261
5/31/99      11,192    18,256       12,216         11,779     11,304
6/30/99      11,523    19,269       12,693         11,742     11,345
7/31/99      11,388    18,668       13,070         11,709     11,393
8/31/99      11,450    18,575       13,118         11,700     11,436
9/30/99      11,444    18,066       13,251         11,805     11,487
10/31/99     12,049    19,209       13,748         11,836     11,531
11/30/99     13,133    19,599       14,225         11,829     11,578
12/31/99     15,025    20,754       15,502         11,757     11,631
1/31/00      14,776    19,712       14,518         11,753     11,676
2/29/00      17,097    19,339       14,908         11,900     11,729
3/31/00      16,606    21,231       15,486         12,073     11,787
4/30/00      15,488    20,592       14,672         12,014     11,848
5/31/00      14,869    20,170       14,314         12,003     11,912
6/30/00      16,093    20,668       14,874         12,248     11,963
7/31/00      15,778    20,345       14,250         12,378     12,018
8/31/00      17,018    21,609       14,374         12,552     12,080
9/30/00      16,472    20,468       13,674         12,600     12,147
10/31/00     15,607    20,382       13,352         12,679     12,209
11/30/00     13,725    18,776       12,851         12,896     12,276
12/31/00     14,254    18,868       13,307         13,150     12,347
1/31/01      14,905    19,538       13,300         13,371     12,427
2/28/01      13,558    17,758       12,303         13,509     12,478
3/31/01      12,750    16,634       11,482         13,571     12,541
4/30/01      13,637    17,924       12,280         13,469     12,592
5/31/01      13,681    18,045       11,847         13,547     12,641
6/30/01      13,432    17,606       11,362         13,612     12,679
7/31/01      13,105    17,434       11,156         13,951     12,721
8/31/01      12,576    16,344       10,873         14,130     12,763
9/30/01      11,214    15,025        9,772         14,260     12,819
10/31/01     11,756    15,312       10,022         14,622     12,852
11/30/01     12,343    16,486       10,392         14,382     12,879
12/31/01     12,639    16,631       10,453         14,268     12,900
1/31/02      12,523    16,389        9,898         14,373     12,918
2/28/02      12,350    16,072        9,967         14,495     12,935
3/31/02      12,928    16,677       10,507         14,200     12,954
4/30/02      12,743    15,666       10,576         14,476     12,974
5/31/02      12,604    15,552       10,710         14,609     12,994
6/30/02      11,933    14,444       10,284         14,733     13,014
7/31/02      10,951    13,319        9,269         14,910     13,032



CLASS C (12/31/96-7/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                FT
              Growth                            LB U.S.          U.S.
              Target    S&P        MSCI      Gov't./Credit     Treasury
Date           Fund    500(6)     EAFE(6)      Index(6)         Bills(6)
12/31/96     $ 9,901  $10,000     $10,000       $10,000        $10,000
 1/31/97      10,257   10,624       9,650        10,012         10,045
 2/28/97      10,188   10,708       9,808        10,033         10,083
 3/31/97       9,990   10,269       9,844         9,914         10,126
 4/30/97      10,069   10,881       9,896        10,058         10,171
 5/31/97      10,545   11,542      10,540        10,152         10,222
 6/30/97      10,802   12,060      11,121        10,274         10,260
 7/31/97      11,188   13,018      11,301        10,588         10,304
 8/31/97      10,980   12,289      10,457        10,470         10,350
 9/30/97      11,549   12,962      11,042        10,634         10,398
10/31/97      11,053   12,529      10,193        10,804         10,437
11/30/97      11,063   13,109      10,089        10,861         10,483
12/31/97      11,126   13,334      10,177        10,975         10,528
 1/31/98      11,085   13,481      10,642        11,130         10,581
 2/28/98      11,589   14,453      11,325        11,108         10,622
 3/31/98      11,980   15,193      11,674        11,142         10,674
 4/30/98      12,041   15,346      11,766        11,198         10,723
 5/31/98      11,753   15,082      11,709        11,318         10,770
 6/30/98      11,722   15,695      11,798        11,433         10,814
 7/31/98      11,393   15,528      11,917        11,442         10,861
 8/31/98       9,985   13,286      10,440        11,666         10,912
 9/30/98      10,235   14,138      10,120        11,999         10,969
10/31/98      10,523   15,287      11,174        11,914         11,012
11/30/98      10,812   16,213      11,746        11,985         11,047
12/31/98      11,039   17,147      12,209        12,015         11,092
 1/31/99      11,200   17,864      12,173        12,101         11,136
 2/28/99      10,964   17,308      11,883        11,813         11,171
 3/31/99      11,265   18,001      12,378        11,872         11,219
 4/30/99      11,717   18,697      12,880        11,901         11,261
 5/31/99      11,566   18,256      12,216        11,779         11,304
 6/30/99      11,900   19,269      12,693        11,742         11,345
 7/31/99      11,749   18,668      13,070        11,709         11,393
 8/31/99      11,814   18,575      13,118        11,700         11,436
 9/30/99      11,799   18,066      13,251        11,805         11,487
10/31/99      12,414   19,209      13,748        11,836         11,531
11/30/99      13,525   19,599      14,225        11,829         11,578
12/31/99      15,462   20,754      15,502        11,757         11,631
 1/31/00      15,204   19,712      14,518        11,753         11,676
 2/29/00      17,579   19,339      14,908        11,900         11,729
 3/31/00      17,055   21,231      15,486        12,073         11,787
 4/30/00      15,901   20,592      14,672        12,014         11,848
 5/31/00      15,251   20,170      14,314        12,003         11,912
 6/30/00      16,507   20,668      14,874        12,248         11,963
 7/31/00      16,171   20,345      14,250        12,378         12,018
 8/31/00      17,437   21,609      14,374        12,552         12,080
 9/30/00      16,869   20,468      13,674        12,600         12,147
10/31/00      15,969   20,382      13,352        12,679         12,209
11/30/00      14,033   18,776      12,851        12,896         12,276
12/31/00      14,561   18,868      13,307        13,150         12,347
 1/31/01      15,228   19,538      13,300        13,371         12,427
 2/28/01      13,835   17,758      12,303        13,509         12,478
 3/31/01      12,995   16,634      11,482        13,571         12,541
 4/30/01      13,904   17,924      12,280        13,469         12,592
 5/31/01      13,939   18,045      11,847        13,547         12,641
 6/30/01      13,675   17,606      11,362        13,612         12,679
 7/31/01      13,330   17,434      11,156        13,951         12,721
 8/31/01      12,789   16,344      10,873        14,130         12,763
 9/30/01      11,405   15,025       9,772        14,260         12,819
10/31/01      11,935   15,312      10,022        14,622         12,852
11/30/01      12,523   16,486      10,392        14,382         12,879
12/31/01      12,817   16,631      10,453        14,268         12,900
 1/31/02      12,688   16,389       9,898        14,373         12,918
 2/28/02      12,511   16,072       9,967        14,495         12,935
 3/31/02      13,088   16,677      10,507        14,200         12,954
 4/30/02      12,900   15,666      10,576        14,476         12,974
 5/31/02      12,747   15,552      10,710        14,609         12,994
 6/30/02      12,064   14,444      10,284        14,733         13,014
 7/31/02      11,063   13,319       9,269        14,910         13,032



              Past performance does not guarantee future results.
22

CLASS R (1/1/02-7/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


                FT
              Growth                            LB U.S.          U.S.
              Target    S&P        MSCI      Gov't./Credit     Treasury
Date           Fund    500(6)     EAFE(6)      Index(6)         Bills(6)
1/1/02       $10,000  $10,000     $10,000      $10,000          $10,000
1/31/02        9,908    9,854       9,469       10,073           10,014
2/28/02        9,771    9,664       9,535       10,159           10,027
3/31/02       10,219   10,027      10,051        9,952           10,042
4/30/02       10,082    9,420      10,117       10,145           10,057
5/31/02        9,963    9,351      10,246       10,239           10,073
6/30/02        9,442    8,685       9,838       10,326           10,088
7/31/02        8,562    8,008       8,867       10,450           10,102




6. Source: Standard & Poor's Micropal. See page 2 for a description of the S&P 500 and the MSCI EAFE Index. See page 3 for a description of the Lehman Brothers U.S.Government/Credit Index. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.




AGGREGATE TOTAL RETURN(5)

CLASS R                   7/31/02
---------------------------------
Since Inception (1/1/02)  -14.38%







Past performance does not guarantee future results.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                                   CLASS A
                                                            -------------------------------------------------
                                                                             YEAR ENDED JULY 31,
                                                            -------------------------------------------------
                                                               2002      2001       2000      1999      1998
                                                            -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................   $11.30    $12.13     $10.73    $11.00    $10.87
                                                            -------------------------------------------------
Income from investment operations:
 Net investment income(a) ................................      .31       .54        .58       .41       .39
 Net realized and unrealized gains (losses) ..............     (.95)     (.47)      1.41      (.08)      .18
                                                            -------------------------------------------------
Total from investment operations .........................     (.64)      .07       1.99       .33       .57
                                                            -------------------------------------------------
Less distributions from:
 Net investment income ...................................     (.34)     (.56)      (.53)     (.41)     (.38)
 Net realized gains ......................................     (.09)     (.34)      (.06)     (.19)     (.06)
                                                            -------------------------------------------------
Total distributions ......................................     (.43)     (.90)      (.59)     (.60)     (.44)
                                                            -------------------------------------------------
Net asset value, end of year .............................   $10.23    $11.30     $12.13    $10.73    $11.00
                                                            =================================================

Total return(b) ..........................................  (5.74)%      .58%     18.77%     3.23%     5.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................  $35,991   $26,523    $18,050   $14,850   $11,637
Ratios to average net assets:
 Expenses ................................................     .96%      .92%       .98%      .75%      .76%
 Expenses excluding waiver and payments by affiliate .....     .96%      .92%       .99%      .83%     1.07%
 Net investment income ...................................    2.86%     4.61%      4.95%     3.83%     3.88%
Portfolio turnover rate ..................................    5.75%    44.98%    103.79%   218.87%   141.96%



a Based on average shares outstanding effective year ended July 31, 1999.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONT.)

                                                                                   CLASS C
                                                            -------------------------------------------------
                                                                             YEAR ENDED JULY 31,
                                                            -------------------------------------------------
                                                               2002      2001       2000      1999      1998
                                                            -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................   $11.20    $12.03     $10.65    $10.92    $10.81
                                                            -------------------------------------------------
Income from investment operations:
 Net investment income(a) ................................      .23       .44        .50       .33       .33
 Net realized and unrealized gains (losses) ..............     (.94)     (.46)      1.39      (.08)      .15
                                                            -------------------------------------------------
Total from investment operations .........................     (.71)     (.02)      1.89       .25       .48
                                                            -------------------------------------------------
Less distributions from:
 Net investment income ...................................     (.26)     (.47)      (.45)     (.33)     (.31)
 Net realized gains ......................................     (.09)     (.34)      (.06)     (.19)     (.06)
                                                            -------------------------------------------------
Total distributions ......................................     (.35)     (.81)      (.51)     (.52)     (.37)
                                                            -------------------------------------------------
Net asset value, end of year .............................   $10.14    $11.20     $12.03    $10.65    $10.92
                                                            =================================================

Total return(b) ..........................................  (6.48)%    (.16)%     17.88%     2.49%     4.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................  $22,436   $17,340    $12,548   $10,611   $10,218
Ratios to average net assets:
 Expenses ................................................    1.70%     1.67%      1.71%     1.50%     1.50%
 Expenses excluding waiver and payments by affiliate .....    1.70%     1.67%      1.72%     1.58%     1.81%
 Net investment income ...................................    2.15%     3.83%      4.24%     3.13%     3.27%
Portfolio turnover rate ..................................    5.75%    44.98%    103.79%   218.87%   141.96%



a Based on average shares outstanding effective year ended July 31, 1999.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONT.)
                                                                  CLASS R
                                                              ----------------
                                                               PERIOD ENDED
                                                              JULY 31, 2002(C)
                                                              ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........................         $10.89
                                                              ----------------
Income from investment operations:
 Net investment income(a) ...................................            .12
 Net realized and unrealized losses .........................           (.70)
                                                              ----------------
Total from investment operations ............................           (.58)
                                                              ----------------
Less distributions from net investment income ...............           (.08)
                                                              ----------------
Net asset value, end of period ..............................         $10.23
                                                              ================

Total return(b) .............................................        (5.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........................           $543
Ratios to average net assets:
 Expenses ...................................................          1.21%(d)
 Net investment income ......................................          1.93%(d)
Portfolio turnover rate .....................................          5.75%


a Based on average shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 2002 (effective date) to July 31, 2002.
d Annualized


                       See notes to financial statements.
26

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2002



    FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                   SHARES        VALUE
----------------------------------------------------------------------------------------------------------
(a) MUTUAL FUNDS 99.5%
    CASH EQUIVALENTS 20.5%
    Franklin Institutional Fiduciary Trust Money Market Portfolio ............  12,067,833    $12,067,833
                                                                                              -----------
    DOMESTIC EQUITY 27.4%
    Franklin Capital Growth Fund, Advisor Class ..............................     270,157      2,223,392
    Franklin Natural Resources Fund, Advisor Class ...........................      98,670      1,388,280
    Franklin Real Estate Securities Fund, Advisor Class ......................      77,924      1,357,430
(b) Franklin Small Cap Growth Fund II, Advisor Class .........................     682,263      4,973,694
(b) Franklin Technology Fund, Advisor Class ..................................     405,552      1,253,155
    Mutual Shares Fund, Class Z ..............................................     286,945      4,981,370
                                                                                              -----------
                                                                                               16,177,321
                                                                                              -----------
    FIXED INCOME 40.0%
    Franklin Strategic Income Fund, Advisor Class ............................     881,121      7,542,397
    Franklin Strategic Mortgage Portfolio ....................................     934,361      9,614,571
    Franklin Total Return Fund, Advisor Class ................................     665,649      6,416,859
                                                                                              -----------
                                                                                               23,573,827
                                                                                              -----------
    FOREIGN EQUITY 11.6%
    Mutual European Fund, Class Z ............................................     251,206      3,524,422
    Templeton Developing Markets Trust, Advisor Class ........................      97,194        968,047
    Templeton Foreign Fund, Advisor Class ....................................     267,561      2,370,587
                                                                                              -----------
                                                                                                6,863,056
                                                                                              -----------
    TOTAL INVESTMENTS (COST $63,596,463) 99.5% ...............................                 58,682,037
    OTHER ASSETS, LESS LIABILITIES .5% .......................................                    288,189
                                                                                              -----------
    NET ASSETS 100.0% ........................................................                $58,970,226
                                                                                              ===========



a See Note 3.
b Non-income producing


                       See notes to financial statements.
                                                                              27

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                                     CLASS A
                                                              -------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                                2002       2001       2000      1999      1998
                                                              -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................  $11.31     $12.83     $10.44    $10.77    $11.26
                                                              -------------------------------------------------
Income from investment operations:
 Net investment income(a) ..................................     .26        .47        .51       .33       .37
 Net realized and unrealized gains (losses) ................   (1.31)     (1.48)      2.35      (.17)      .01
                                                              -------------------------------------------------
Total from investment operations ...........................   (1.05)     (1.01)      2.86       .16       .38
Less distributions from:
 Net investment income .....................................    (.29)      (.51)      (.47)     (.31)     (.38)
 Net realized gains ........................................    (.14)         --(c)     --      (.18)     (.49)
                                                              -------------------------------------------------
Total distributions ........................................    (.43)      (.51)      (.47)     (.49)     (.87)
Net asset value, end of year ...............................  $ 9.83     $11.31     $12.83    $10.44    $10.77
                                                              =================================================

Total return(b) ............................................ (9.69)%    (8.05)%     27.79%     1.74%     3.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................ $85,035    $70,810    $41,348   $28,694   $23,028
Ratios to average net assets:
 Expenses ..................................................    .96%       .87%       .83%      .85%      .77%
 Expenses excluding waiver and payments by affiliate .......    .96%       .87%       .83%      .85%      .94%
 Net investment income .....................................   2.46%      3.95%      4.20%     3.23%     3.37%
Portfolio turnover rate ....................................   8.88%     46.01%     85.78%   202.78%   124.87%


a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c The fund made a capital gain distribution of $.003.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONT.)

                                                                                     CLASS C
                                                            ---------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                                2002       2001       2000      1999      1998
                                                            ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................   $11.16     $12.67     $10.31    $10.65    $11.16
                                                            ---------------------------------------------------
Income from investment operations:
 Net investment income(a) .................................      .19        .39        .41       .25       .30
 Net realized and unrealized gains (losses) ...............    (1.31)     (1.48)      2.33      (.17)
                                                            ---------------------------------------------------
Total from investment operations ..........................    (1.12)     (1.09)      2.74       .08       .30
Less distributions from:
 Net investment income ....................................     (.21)      (.42)      (.38)     (.24)     (.32)
 Net realized gains .......................................     (.14)         --(c)     --      (.18)     (.49)
                                                            ---------------------------------------------------
Total distributions .......................................     (.35)      (.42)      (.38)     (.42)     (.81)
Net asset value, end of year ..............................   $ 9.69     $11.16     $12.67    $10.31    $10.65
                                                            ===================================================

Total return(b) ........................................... (10.31)%    (8.69)%     26.84%      .88%     2.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................  $39,835    $41,535    $35,506   $24,419   $19,501
Ratios to average net assets:
 Expenses .................................................    1.71%      1.62%      1.57%     1.60%     1.50%
 Expenses excluding waiver and payments by affiliate ......    1.71%      1.62%      1.57%     1.60%     1.68%
 Net investment income ....................................    1.77%      3.30%      3.40%     2.51%     2.75%
Portfolio turnover rate ...................................    8.88%     46.01%     85.78%   202.78%   124.87%


a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c The fund made a capital gain distribution of $.003.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONT.)

                                                                                                  CLASS R
                                                                                             -----------------
                                                                                               PERIOD ENDED
                                                                                              JULY 31, 2002(C)
                                                                                             -----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................................................          $10.79
                                                                                             -----------------
Income from investment operations:
 Net investment income(a) .............................................................             .09
 Net realized and unrealized losses ...................................................            (.99)
                                                                                             -----------------
Total from investment operations ......................................................            (.90)
                                                                                             -----------------
Less distributions from net investment income .........................................            (.07)
                                                                                             -----------------
Net asset value, end of period ........................................................          $ 9.82
                                                                                             =================

Total return(b) .......................................................................         (8.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................................................             $94
Ratios to average net assets:
 Expenses .............................................................................           1.21%(d)
 Net investment income ................................................................           1.53%(d)
Portfolio turnover rate ...............................................................           8.88%


a Based on average shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 2002 (effective date) to July 31, 2002.
d Annualized


                                            See notes to financial statements.
30

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2002



      FRANKLIN TEMPLETON MODERATE TARGET FUND                                         SHARES         VALUE
--------------------------------------------------------------------------------------------------------------
  (a) MUTUAL FUNDS 100.0%
      CASH EQUIVALENTS 9.4%
      Franklin Institutional Fiduciary Trust Money Market Portfolio ............... 11,743,088    $ 11,743,088
                                                                                                  ------------
      DOMESTIC EQUITY 39.2%
      Franklin Capital Growth Fund, Advisor Class .................................  1,603,670      13,198,202
  (b) Franklin Natural Resources Fund, Advisor Class ..............................    322,803       4,541,839
      Franklin Real Estate Securities Fund, Advisor Class .........................    245,541       4,277,316
  (c) Franklin Small Cap Growth Fund II, Advisor Class ............................  2,131,107      15,535,771
(b,c) Franklin Technology Fund, Advisor Class .....................................  1,163,963       3,596,644
      Mutual Shares Fund, Class Z .................................................    452,443       7,854,402
                                                                                                  ------------
                                                                                                    49,004,174
                                                                                                  ------------
      FIXED INCOME 35.7%
      Franklin Strategic Income Fund, Advisor Class ...............................  1,665,533      14,256,962
      Franklin Strategic Mortgage Portfolio .......................................  1,776,389      18,279,047
  (b) Franklin Total Return Fund, Advisor Class ...................................  1,251,319      12,062,711
                                                                                                  ------------
                                                                                                    44,598,720
                                                                                                  ------------
      FOREIGN EQUITY 15.7%
      Mutual European Fund, Class Z ...............................................    747,030      10,480,830
      Templeton Developing Markets Trust, Advisor Class ...........................     55,441       2,544,190
      Templeton Foreign Fund, Advisor Class .......................................    741,598       6,570,556
                                                                                                  ------------
                                                                                                    19,595,576
                                                                                                  ------------
      TOTAL INVESTMENTS (COST $141,410,579) 100.0% ................................                124,941,558
      OTHER ASSETS, LESS LIABILITIES ..............................................                     23,081
                                                                                                  ------------
      NET ASSETS 100.0% ...........................................................               $124,964,639
                                                                                                  ============


    a See Note 3.
    b See Note 6 regarding holdings of 5% voting securities.
    c Non-income producing


                                            See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                                     CLASS A
                                                            ---------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                            ---------------------------------------------------
                                                                2002       2001       2000      1999      1998
                                                            ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................    $11.64     $14.50     $11.01    $11.16    $11.33
                                                            ---------------------------------------------------
Income from investment operations:
 Net investment income(a) ................................       .13        .38        .40       .28       .33
 Net realized and unrealized gains (losses) ..............     (2.01)     (2.80)      3.77       .11      (.05)
                                                            ---------------------------------------------------
Total from investment operations .........................     (1.88)     (2.42)      4.17       .39       .28
Less distributions from:
 Net investment income ...................................      (.13)      (.44)      (.39)     (.25)     (.30)
 Net realized gains ......................................      (.16)        --       (.29)     (.29)     (.15)
                                                            ---------------------------------------------------
Total distributions ......................................      (.29)      (.44)      (.68)     (.54)     (.45)
Net asset value, end of year .............................    $ 9.47     $11.64     $14.50    $11.01    $11.16
                                                            ---------------------------------------------------

Total return(b) ..........................................  (16.44)%   (16.94)%     38.55%     3.91%     2.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................   $69,663    $67,186    $66,445   $40,839   $27,042
Ratios to average net assets:
 Expenses ................................................      .93%       .85%       .84%      .75%      .75%
 Expenses excluding waiver and payments by affiliate .....      .93%       .85%       .85%      .86%      .98%
 Net investment income ...................................     1.20%      2.98%      2.93%     2.61%     2.80%
Portfolio turnover rate ..................................    14.24%     59.41%     73.82%   207.65%   118.19%


a Based on average shares outstanding effective year ended July 31, 1999.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONT.)

                                                                                     CLASS C
                                                            ---------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                            ---------------------------------------------------
                                                                2002       2001       2000      1999      1998
                                                            ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................    $11.58     $14.43     $10.92    $11.08    $11.30
                                                            ---------------------------------------------------
Income from investment operations:
 Net investment income(a) ................................       .05        .29        .29       .21       .24
 Net realized and unrealized gains (losses) ..............     (1.99)     (2.79)      3.77       .10      (.05)
                                                            ---------------------------------------------------
Total from investment operations .........................     (1.94)     (2.50)      4.06       .31       .19
Less distributions from:
 Net investment income ...................................      (.08)      (.35)      (.26)     (.18)     (.26)
 Net realized gains ......................................      (.16)        --       (.29)     (.29)     (.15)
                                                            ---------------------------------------------------
Total distributions ......................................      (.24)      (.35)      (.55)     (.47)     (.41)
Net asset value, end of year .............................    $ 9.40     $11.58     $14.43    $10.92    $11.08
                                                            ===================================================

Total return(b) ..........................................  (17.00)%   (17.57)%     37.64%     3.12%     1.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................   $31,255    $37,884    $38,666   $21,902   $20,752
Ratios to average net assets:
 Expenses ................................................     1.68%      1.60%      1.59%     1.50%     1.50%
 Expenses excluding waiver and payments by affiliate .....     1.68%      1.60%      1.60%     1.61%     1.73%
 Net investment income ...................................      .50%      2.24%      2.16%     2.00%     1.97%
Portfolio turnover rate ..................................    14.24%     59.41%     73.82%   207.65%   118.19%


a Based on average shares outstanding effective year ended July 31, 1999.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONT.)
                                                                  CLASS R
                                                              ----------------
                                                               PERIOD ENDED
                                                              JULY 31, 2002(C)
                                                              ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................        $10.95
                                                              ----------------
Income from investment operations:
 Net investment income(a) .................................           .01
 Net realized and unrealized losses .......................         (1.50)
                                                              ----------------
Total from investment operations ..........................         (1.49)
                                                              ----------------
Net asset value, end of period ............................        $ 9.46
                                                              ================
Total return(b) ...........................................      (13.52)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................          $141
Ratios to average net assets:
 Expenses .................................................         1.18%(d)
 Net investment income ....................................          .18%(d)
Portfolio turnover rate ...................................        14.24%


a Based on average shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 2002 (effective date) to July 31, 2002.
d Annualized


                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2002


      FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                     SHARES      VALUE
------------------------------------------------------------------------------------------------------------
  (a) MUTUAL FUNDS 100.0%
      CASH EQUIVALENTS 5.2%
      Franklin Institutional Fiduciary Trust Money Market Portfolio ...............  5,302,548 $  5,302,548
                                                                                               -------------
      DOMESTIC EQUITY 57.0%
      Franklin Capital Growth Fund, Advisor Class .................................  2,605,536   21,443,560
  (b) Franklin Natural Resources Fund, Advisor Class ..............................    365,682    5,145,140
      Franklin Real Estate Securities Fund, Advisor Class .........................    281,082    4,896,441
  (c) Franklin Small Cap Growth Fund II, Advisor Class ............................  2,498,367   18,213,096
(b,c) Franklin Technology Fund, Advisor Class .....................................  1,374,689    4,247,790
      Mutual Shares Fund, Class Z .................................................    208,479    3,619,204
                                                                                               -------------
                                                                                                 57,565,231
                                                                                               -------------
      FIXED INCOME 15.7%
      Franklin Strategic Income Fund, Advisor Class ...............................    587,797    5,031,546
      Franklin Strategic Mortgage Portfolio .......................................    631,735    6,500,556
      Franklin Total Return Fund, Advisor Class ...................................    451,591    4,353,338
                                                                                               -------------
                                                                                                 15,885,440
                                                                                               -------------
      FOREIGN EQUITY 22.7%
      Mutual European Fund, Class Z ...............................................    860,978   12,079,525
      Templeton Developing Markets Trust, Advisor Class ...........................    330,943    3,296,195
      Templeton Foreign Fund, Advisor Class .......................................    856,033    7,584,449
                                                                                               -------------
                                                                                                 22,960,169
                                                                                               -------------
      TOTAL INVESTMENTS (COST $124,780,175) 100.6% ................................             101,713,388
      OTHER ASSETS, LESS LIABILITIES (.6)% ........................................                (654,735)
                                                                                               -------------
      NET ASSETS 100.0% ...........................................................            $101,058,653
                                                                                               =============



a See Note 3.
b See Note 6 regarding holdings of 5% voting securities.
c Non-income producing


                                            See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2002

                                                FRANKLIN TEMPLETON    FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                   CONSERVATIVE            MODERATE                GROWTH
                                                    TARGET FUND           TARGET FUND            TARGET FUND
--------------------------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .............         $63,596,463          $116,541,777          $109,233,531
  Cost - Non-controlled affiliated issuers                   --            24,868,802            15,546,644
                                                    ========================================================
  Value - Unaffiliated issuers ............          58,682,037           104,740,364            92,320,458
  Value - Non-controlled affiliated issuers                  --            20,201,194             9,392,930
 Receivables:
  Capital shares sold .....................             646,930               434,019               234,548
                                                    --------------------------------------------------------
     Total assets .........................         $59,328,967          $125,375,577          $101,947,936
                                                    ========================================================
Liabilities:
 Payables:
  Capital shares redeemed .................             168,250               150,455               688,224
  Affiliates ..............................              90,259               170,201               129,773
  Shareholders ............................              77,165                25,205                30,823
  Unaffiliated transfer agent fees ........               7,771                51,794                22,938
 Other liabilities ........................              15,296                13,283                17,525
                                                    --------------------------------------------------------
      Total liabilities ...................             358,741               410,938               889,283
                                                    --------------------------------------------------------
       Net assets, at value ...............         $58,970,226          $124,964,639          $101,058,653
                                                    ========================================================
Net assets consist of:
 Undistributed net investment income ......         $   244,117          $    387,338          $    267,760
 Net unrealized depreciation ..............          (4,914,426)          (16,469,021)          (23,066,787)
 Accumulated net realized loss ............            (131,430)           (1,241,678)           (2,222,561)
 Capital shares ...........................          63,771,965           142,288,000           126,080,241
                                                    --------------------------------------------------------
       Net assets, at value ...............         $58,970,226          $124,964,639          $101,058,653
                                                    ========================================================



                                            See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JULY 31, 2002

                                                                           FRANKLIN           FRANKLIN        FRANKLIN
                                                                           TEMPLETON          TEMPLETON       TEMPLETON
                                                                          CONSERVATIVE         MODERATE         GROWTH
                                                                           TARGET FUND       TARGET FUND      TARGET FUND
                                                                          -----------------------------------------------
CLASS A:
 Net assets, at value ..................................................... $35,991,233      $85,035,350      $69,663,121
                                                                            =============================================
 Shares outstanding .......................................................   3,516,666        8,654,732        7,355,263
                                                                            =============================================
 Net asset value per share* ............................................... $     10.23      $      9.83      $      9.47
                                                                            =============================================
 Maximum offering price per share (net asset value per share / 94.25%) .... $     10.85      $     10.43      $     10.05
                                                                            =============================================
CLASS C:
 Net assets, at value ..................................................... $22,435,902      $39,834,846      $31,254,943
                                                                            =============================================
 Shares outstanding .......................................................   2,213,538        4,112,154        3,326,084
                                                                            =============================================
 Net asset value per share* ............................................... $     10.14      $      9.69      $      9.40
                                                                            =============================================
 Maximum offering price per share (net asset value per share / 99%) ....... $     10.24      $      9.79      $      9.49
                                                                            =============================================
CLASS R:
 Net assets, at value ..................................................... $   543,091      $    94,443      $   140,589
                                                                            =============================================
 Shares outstanding .......................................................      53,079            9,613           14,854
                                                                            =============================================
 Net asset value and maximum offering price per share* .................... $     10.23      $      9.82      $      9.46
                                                                            =============================================


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2002

                                                                FRANKLIN           FRANKLIN        FRANKLIN
                                                                TEMPLETON          TEMPLETON       TEMPLETON
                                                               CONSERVATIVE         MODERATE         GROWTH
                                                                TARGET FUND       TARGET FUND      TARGET FUND
                                                               ------------------------------------------------
Investment income:
 Dividends
  Unaffiliated issuers ....................................... $ 1,673,555       $  2,201,034      $  1,909,643
  Non-controlled affiliated issuers (Note 6) .................     337,199          1,811,025           303,394
                                                               -------------------------------------------------
      Total investment income ................................   2,010,754          4,012,059         2,213,037
                                                               -------------------------------------------------
Expenses:
 Asset allocation fees (Note 3) ..............................     104,237            260,963           243,808
 Distribution fees (Note 3)
  Class A ....................................................      81,642            187,905           168,459
  Class C ....................................................     193,918            414,288           352,970
  Class R ....................................................       1,247                128               248
 Transfer agent fees (Note 3) ................................     165,091            447,187           331,257
 Registration and filing fees ................................      68,991             80,959            76,184
 Amortization of organization costs ..........................       5,694              5,694             5,694
 Other .......................................................      28,677             29,675            46,888
                                                               -------------------------------------------------
      Total expenses .........................................     649,497          1,426,799         1,225,508
                                                               -------------------------------------------------
       Net investment income .................................   1,361,257          2,585,260           987,529
                                                               -------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments in unaffiliated issuers ........................    (335,469)        (1,773,117)         (903,970)
  Investments in non-controlled affiliated issuers (Note 6) ..          --                 --        (1,535,566)
  Distributions by underlying funds ..........................     260,671            552,701           384,286
                                                               -------------------------------------------------
      Net realized loss ......................................     (74,798)        (1,220,416)       (2,055,250)
 Net unrealized depreciation on investments ..................  (4,578,859)       (14,281,009)      (18,015,905)
                                                               -------------------------------------------------
Net realized and unrealized loss .............................  (4,653,657)       (15,501,425)      (20,071,155)
                                                               -------------------------------------------------
Net decrease in net assets resulting from operations ......... $(3,292,400)      $(12,916,165)     $(19,083,626)
                                                               =================================================


                                            See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2002 AND 2001



                                     FRANKLIN TEMPLETON          FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
                                  CONSERVATIVE TARGET FUND       MODERATE TARGET FUND           GROWTH TARGET FUND
                                  -------------------------------------------------------------------------------------
                                      2002         2001           2002            2001          2002           2001
                                  -------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......... $ 1,361,257   $ 1,604,832   $  2,585,260   $  3,548,692   $    987,529   $  2,893,584
  Net realized gain (loss) from
 investments and distributions
 by underlying funds ............     (74,798)      444,396     (1,220,416)     1,470,661     (2,055,250)     1,547,826
  Net unrealized depreciation on
 investments ....................  (4,578,859)   (1,987,134)   (14,281,009)   (12,801,637)   (18,015,905)   (24,718,907)
                                  --------------------------------------------------------------------------------------
  Net increase (decrease) in
 net assets resulting
 from operations ................  (3,292,400)       62,094    (12,916,165)    (7,782,284)   (19,083,626)   (20,277,497)
 Distributions to shareholders from:
  Net investment income:
   Class A ......................    (950,842)   (1,025,701)    (1,922,429)    (2,272,879)      (744,530)    (2,240,417)
   Class C ......................    (448,752)     (568,260)      (796,725)    (1,287,217)      (257,808)    (1,026,533)
   Class R ......................      (3,561)           --           (387)            --             --             --
  Net realized gains:
   Class A ......................    (252,711)     (591,023)      (886,351)       (13,985)      (946,037)            --
   Class C ......................    (152,365)     (385,698)      (512,583)        (9,912)      (526,089)            --
                                  --------------------------------------------------------------------------------------
 Total distributions
  to shareholders ...............  (1,808,231)   (2,570,682)    (4,118,475)    (3,583,993)    (2,474,464)    (3,266,950)
 Capital share transactions:
  (Note 2)
   Class A ......................  12,569,487     9,969,349     25,336,585     36,080,618     16,671,725     15,491,330
   Class C ......................   7,063,976     5,803,845      4,215,120     10,776,400        715,680      8,012,058
   Class R ......................     574,585            --        102,846             --        159,779             --
                                  --------------------------------------------------------------------------------------
 Total capital share
  transactions ..................  20,208,048    15,773,194     29,654,551     46,857,018     17,547,184     23,503,388
      Net increase (decrease)
 in net assets ..................  15,107,417    13,264,606     12,619,911     35,490,741     (4,010,906)       (41,059)
Net assets:
 Beginning of year ..............  43,862,809    30,598,203    112,344,728     76,853,987    105,069,559    105,110,618
                                  --------------------------------------------------------------------------------------
 End of year .................... $58,970,226   $43,862,809   $124,964,639   $112,344,728   $101,058,653   $105,069,559
                                  ======================================================================================
Undistributed net investment income
 included in net assets:
  End of year ................... $   244,117   $   286,280   $    387,338   $    522,578   $    267,760   $    186,763
                                  ======================================================================================

                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of three series (the Funds). The Funds' investment objectives are to seek the highest level of long-term total return that is consistent with an acceptable level of risk.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Investments in open-end investment companies (individually, an "Underlying Fund" and collectively, the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

B. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ORGANIZATION COSTS

Organization costs are amortized on a straight line basis over five years.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

The Funds offer three classes of shares: Class A, Class C and Class R. Effective January 1, 2002, the Funds began offering a new class of shares, Class R. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At July 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:


                                    FRANKLIN TEMPLETON           FRANKLIN TEMPLETON           FRANKLIN TEMPLETON
                                 CONSERVATIVE TARGET FUND       MODERATE TARGET FUND          GROWTH TARGET FUND
                                  ------------------------------------------------------------------------------------
CLASS A SHARES:                    SHARES       AMOUNT          SHARES        AMOUNT         SHARES        AMOUNT
                                  ------------------------------------------------------------------------------------
Year ended July 31, 2002
 Shares sold ...................  1,937,475    $20,840,013     3,753,439    $ 39,648,122     5,355,444   $ 56,987,348
 Shares issued in reinvestment
   of distributions ............    108,551      1,169,882       261,203       2,775,880       155,581      1,669,465
 Shares redeemed ...............   (876,141)    (9,440,408)   (1,621,477)    (17,087,417)   (3,928,414)   (41,985,088)
                                  ------------------------------------------------------------------------------------
Net increase ...................  1,169,885    $12,569,487     2,393,165    $ 25,336,585     1,582,611   $ 16,671,725
                                  ====================================================================================
Year ended July 31, 2001
 Shares sold ...................  1,304,668    $15,147,334     4,022,723    $ 47,733,895     2,948,125   $ 37,536,940
 Shares issued in reinvestment
   of distributions ............    136,129      1,560,140       190,283       2,241,299       171,157      2,197,871
 Shares redeemed ...............   (581,748)    (6,738,125)   (1,173,990)    (13,894,576)   (1,929,176)   (24,243,481)
                                  ------------------------------------------------------------------------------------
Net increase ...................    859,049    $ 9,969,349     3,039,016    $ 36,080,618     1,190,106   $ 15,491,330
                                  ====================================================================================
CLASS C SHARES:
Year ended July 31, 2002
 Shares sold ...................  1,258,146    $13,440,300     1,155,877    $ 12,152,051       859,617   $  9,186,070
 Shares issued in reinvestment
   of distributions ............     47,575        508,240       111,317       1,167,733        69,654        748,092
 Shares redeemed ...............   (640,930)    (6,884,564)     (878,042)     (9,104,664)     (873,939)    (9,218,482)
                                  ------------------------------------------------------------------------------------
Net increase ...................    664,791    $ 7,063,976       389,152   $   4,215,120        55,332      $ 715,680
                                  ====================================================================================
Year ended July 31, 2001
 Shares sold ...................    772,165    $ 8,882,410     1,309,527    $ 15,330,578     1,110,362   $ 14,556,997
 Shares issued in reinvestment
   of distributions ............     71,898        817,378        96,738       1,127,737        75,635        968,809
 Shares redeemed ...............   (338,443)    (3,895,943)     (485,821)     (5,681,915)     (594,680)    (7,513,748)
                                  ------------------------------------------------------------------------------------
Net increase ...................    505,620    $ 5,803,845       920,444    $ 10,776,400       591,317   $  8,012,058
                                  ====================================================================================
CLASS R SHARES:
Year ended July 31, 2002(a)
 Shares sold ...................     54,407     $  590,147        10,243     $   109,523        15,778      $ 169,745
 Shares issued in reinvestment
   of distributions ............        320          3,489            30             320           --              --
 Shares redeemed ...............     (1,648)       (19,051)         (660)         (6,997)         (924)        (9,966)
                                  ------------------------------------------------------------------------------------
Net increase ...................     53,079     $  574,585         9,613     $   102,846        14,854      $ 159,779
                                  ====================================================================================

(a)For the period January 1, 2002 (effective date) to July 31, 2002.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:


        ENTITY                                                         AFFILIATION
        ---------------------------------------------------------------------------------------------------
        Franklin Advisers, Inc. (Advisers)                             Investment manager
        Franklin Templeton Services, LLC (FT Services)                 Administrative manager
        Franklin/Templeton Distributors, Inc. (Distributors)           Principal underwriter
        Franklin/Templeton Investor Services, LLC (Investor Services)  Transfer agent
        The Underlying Funds                                           The funds in which the Trust invests

The Funds invest primarily in the Underlying Funds which are managed by Advisers.

The Funds pay an asset allocation fee to Advisers of .25% per year of the average daily net assets of each Fund.

Pursuant to a SEC exemptive order specific to the Fund's investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money
Fund), asset allocation fees were reduced on assets invested in the Sweep Money Fund in an amount not to exceed the management fees paid by the Sweep Money Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to .25%, 1.00%, and .50% per year of the average daily net assets of Class A, Class C, and Class R, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                           FRANKLIN    FRANKLIN     FRANKLIN
                                           TEMPLETON   TEMPLETON    TEMPLETON
                                         CONSERVATIVE  MODERATE      GROWTH
                                          TARGET FUND TARGET FUND  TARGET FUND
                                         -------------------------------------
        Net commissions paid .............. $183,636     $250,524    $217,260
        Contingent deferred sales charges . $ 21,425     $  8,900    $  8,994

The Funds paid transfer agent fees of $943,535 of which $569,954 was paid to Investor Services.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES

At July 31, 2002, certain funds had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

                                            FRANKLIN     FRANKLIN     FRANKLIN
                                            TEMPLETON    TEMPLETON    TEMPLETON
                                          CONSERVATIVE   MODERATE      GROWTH
                                           TARGET FUND  TARGET FUND  TARGET FUND
                                          --------------------------------------
     Capital loss carryovers expiring in:
      2010 ................................  $61,769     $979,398   $1,668,758
                                          --------------------------------------
                                             $61,769     $979,398   $1,668,758
                                          ======================================

At July 31, 2002, the Franklin Templeton Growth Target Fund had deferred capital losses of $280,731 occurring subsequent to October 31, 2001. For tax purposes, such losses will be reflected in the year ending July 31, 2003.

For the Funds, the tax character of distributions paid during the year ended July 31, 2002, were substantially the same for financial statement and tax purposes.

At July 31, 2002, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:


                                         FRANKLIN      FRANKLIN       FRANKLIN
                                         TEMPLETON     TEMPLETON      TEMPLETON
                                        CONSERVATIVE    MODERATE        GROWTH
                                        TARGET FUND   TARGET FUND    TARGET FUND
                                        ------------------------------------------
        Investments at cost ........... $63,666,125   $141,672,864   $125,053,247
                                        ==========================================
        Unrealized appreciation .......     271,291        591,255        388,699
        Unrealized depreciation .......  (5,255,379)   (17,322,561)   (23,728,558)
                                        ------------------------------------------
        Net unrealized depreciation ... $(4,984,088)  $(16,731,306)  $(23,339,859)
                                        ==========================================
        Undistributed ordinary income .     244,117   $    387,338   $    267,760
        Undistributed long term capital
          gains                                  --             --             --
                                        ------------------------------------------
        Distributable earnings ........ $   244,117   $    387,338   $    267,760
                                        ==========================================

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended July 31, 2002, were as follows:

                                       FRANKLIN     FRANKLIN     FRANKLIN
                                       TEMPLETON    TEMPLETON    TEMPLETON
                                     CONSERVATIVE   MODERATE      GROWTH
                                      TARGET FUND  TARGET FUND  TARGET FUND
                                     --------------------------------------
        Purchases ................... $18,692,654  $37,404,974  $30,200,153
        Sales ....................... $ 2,393,441  $ 9,304,966  $13,872,176

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (CONTINUED)


6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Funds own 5% or more of the outstanding voting securities. Investments in "affiliated companies" including dividends and net realized losses, at July 31, 2002 were as shown below:


                                  NUMBER OF
                                   SHARES                             NUMBER OF
                                   HELD AT                              SHARES
                                  BEGINNING     GROSS       GROSS       HELD AT      VALUE AT     DIVIDEND   REALIZED
NAME OF ISSUER                     OF YEAR     ADDITIONS  REDUCTIONS  END OF YEAR   END OF YEAR    INCOME      LOSS
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE
 TARGET FUND:
Franklin Total Return Fund,
 Advisor Class .................   452,931     212,718          --      665,649    $        --*  $  337,199  $        --
                                                                                   ======================================
FRANKLIN TEMPLETON MODERATE
 TARGET FUND:
Franklin Natural Resources Fund,
 Advisor Class .................   274,819      47,984          --      322,803    $ 4,541,839   $  104,294  $        --
Franklin Strategic Mortgage
 Portfolio ..................... 1,369,867     406,522          --    1,776,389             --*   1,035,166
Franklin Technology Fund,
 Advisor Class .................   667,695     496,268          --    1,163,963      3,596,644           --
Franklin Total Return Fund,
 Advisor Class ................. 1,017,241     234,078          --    1,251,319     12,062,711      671,565
                                                                                   --------------------------------------
      TOTAL NON-CONTROLLED
       AFFILIATED ISSUERS ......                                                   $20,201,194   $1,811,025  $        --
                                                                                   ======================================
FRANKLIN TEMPLETON GROWTH
 TARGET FUND:
Franklin Large Cap Growth Fund,
 Advisor Class .................   685,453          --     685,453                 $        --*  $       --  $(1,461,867)
Franklin Natural Resources Fund,
 Advisor Class .................   384,353      43,826      62,497      365,682      5,145,140       38,473      (61,894)
Franklin Technology Fund,
 Advisor Class .................   817,144     557,545          --    1,374,689      4,247,790           --           --
Franklin Total Return Fund,
 Advisor Class .................   485,366      27,232      61,007      451,591             --*     264,921      (11,805)
                                                                                   --------------------------------------
      TOTAL NON-CONTROLLED
       AFFILIATED ISSUERS ......                                                   $ 9,392,930   $  303,394  $(1,535,566)
                                                                                   ======================================

*As of July 31, 2002, no longer an affiliate.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds in this report constituting the Franklin Templeton Fund Allocator Series (hereafter referred to as the "Funds") at July 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 6, 2002

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Tax Designation (unaudited)

Under section 854(b)(2) of the Internal Revenue Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2002.
        FRANKLIN           FRANKLIN          FRANKLIN
        TEMPLETON          TEMPLETON         TEMPLETON
      CONSERVATIVE         MODERATE           GROWTH
       TARGET FUND        TARGET FUND       TARGET FUND
-------------------------------------------------------
          3.89%              5.44%            16.31%

BOARD MEMBERS AND OFFICERS

OFFICERS AND DIRECTORS (OFFICERS AND TRUSTEES)

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS                             NUMBER OF
                                                 PORTFOLIOS IN FUND
                                      LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION  TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)  Trustee   Since 1995          105           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and
FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
--------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)      Trustee   Since 1995          133           Director, RBC Holdings, Inc. (bank holding
One Franklin Parkway                                                   company) and Bar-S Foods (meat packing
San Mateo, CA 94403-1906                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
--------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)   Trustee   Since 1995          134           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
--------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (50)      Trustee   Since 1998           82           Director, Amerada Hess Corporation (explo-
One Franklin Parkway                                                   ration and refining of oil and gas); Hercules
San Mateo, CA 94403-1906                                               Incorporated (chemicals, fibers and resins);
                                                                       Beverly Enterprises, Inc. (health care); H.J.
                                                                       Heinz Company (processed foods and allied
                                                                       products); RTI International Metals, Inc.
                                                                       (manufacture and distribution of titanium);
                                                                       Digex Incorporated (web hosting provider);
                                                                       and Canadian National Railway (railroad).



PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the
United States and Secretary of the Cabinet (1990-1993); General Counsel to the
United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States
Treasury Department (1988-1989).
--------------------------------------------------------------------------------------------------------------------

                                                              NUMBER OF
                                                          PORTFOLIOS IN FUND
                                               LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION       TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (73)         Trustee        Since 1995        105             Director, The California Center for Land Recy-
One Franklin Parkway                                                            cling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
(venture capital).
-----------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)         Trustee        Since 1995        133             Director, White Mountains Insurance Group,
One Franklin Parkway                                                            Ltd. (holding company); Martek Biosciences
San Mateo, CA 94403-1906                                                        Corporation; WorldCom, Inc. (communica-
                                                                                tions services); MedImmune, Inc. (biotechnol-
                                                                                ogy); Overstock.com (Internet services); and
                                                                                Spacehab, Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River
Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and
President, National Association of Securities Dealers, Inc. (until 1987).
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBERS AND OFFICERS
                                                              NUMBER OF
                                                          PORTFOLIOS IN FUND
                                               LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION       TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)      Trustee        Since 1995        133             None
One Franklin Parkway           and Chairman
San Mateo, CA 94403-1906       of the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (61)  Trustee and    Since 1995        117             None
One Franklin Parkway           Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.;
Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)           Vice President Since 1995        Not             None
One Franklin Parkway                                            Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------

                                                              NUMBER OF
                                                          PORTFOLIOS IN FUND
                                               LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION       TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)        Vice President  Since 1995        Not Applicable  None
One Franklin Parkway           and Chief
San Mateo, CA 94403-1906       Financial Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief
Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief
Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President,
Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)             Vice President  Since 2000        Not Applicable  None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources,
Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until
2000).
-----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)          Vice President  Since 2000        Not Applicable  None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc.
and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 53 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------
CHARLES E. JOHNSON (46)        President       Since 1995        Not Applicable  None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin
Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of
the Board, President and Director, Franklin Investment Advisory Services, Inc.; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 34 of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)         Vice President- Since May 2002    Not Applicable  Director, FTI Banque, Arch Chemicals, Inc.
600 5th Avenue                 AML                                               and Lingnan Foundation
Rockefeller Center             Compliance
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company
International; and officer of 41 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------

                                                              NUMBER OF
                                                          PORTFOLIOS IN FUND
                                               LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION       TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
EDWARD V. MCVEY (65)           Vice President Since 1995     Not Applicable     None
26335 Carmel Rancho Blvd.
Carmel, CA 93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment
Services, Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)      Treasurer      Since 2000     Not Applicable     None
One Franklin Parkway           and Principal
San Mateo, CA 94403-1906       Accounting
                               Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)         Vice President Since 2000     Not Applicable     None
One Franklin Parkway           and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until
2000); and Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------------------------------



*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.

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



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

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(REGISTRATION MARK) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS
GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund(1)
Franklin Capital Growth Fund(2)
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)
Alabama
Arizona
California(11)
Colorado
Connecticut
Florida(11)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(11)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)


1. Effective 9/1/02, the fund's name will change to Franklin Flex Cap Growth Fund and its investment criteria will be modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
2. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
3. The fund is closed to all new investors. Existing shareholders can continue adding to their account through exchanges and purchases.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           08/02

[GRAPHIC OMITTED]
FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK] INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.


ANNUAL REPORT
FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIALBEN(REGISTRATION MARK)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton Fund Allocator Series prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS A2002 09/02


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